Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net loss	$ 32,467	$ 28,771	$ 20,461
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	443	(237)	(46)
Comprehensive loss	$ 32,910	$ 28,534	$ 20,415